Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transactions (Details) [Line Items]
Repaid amount	$ 3,089,000	¥ 22,763,041
Yueibiao [Member]
Related Party Transactions (Details) [Line Items]
Related party description	the Company borrowed approximately $2,297,900 (RMB15,000,000) from Yuebiao Li with no interest bearing. The maturity date of the loan was January 31, 2021. During the year ended December 31, 2020, the Company also borrowed funds from Jincai with no interest bearing for its operation.	the Company borrowed approximately $2,297,900 (RMB15,000,000) from Yuebiao Li with no interest bearing. The maturity date of the loan was January 31, 2021. During the year ended December 31, 2020, the Company also borrowed funds from Jincai with no interest bearing for its operation.